Contingent Liabilities - Summary of Contingent Liabilities (Detail) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 2,575,000,000	$ 2,351,000,000
Material claim	0
Associates and joint ventures [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,664,000,000	1,492,000,000
Subsidiaries and joint operations [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 911,000,000	$ 859,000,000